Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Held-to-maturity, fair value | $	$ 1,377,354	$ 1,046,828
Common shares, issued (in shares)	54,692,630	52,284,872
Common shares, outstanding (in shares)	54,692,630	53,284,872
Treasury common shares, at cost (in shares)	0	2,066
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000